Sales of goods (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of cement, concrete and precast	S/ 1,134,123	S/ 1,070,569	S/ 1,099,921
Sale of Quicklime	57,564	80,707	75,090
Sale of construction supplies	68,872	66,442	59,888
Sale of other	1,692	1,842	1,765
Total sales of goods	1,262,251	1,219,560	1,236,664
Goods	1,262,251	1,219,560	1,236,664
Sales of goods	1,262,251	1,219,560	1,236,664
Cement [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of cement, concrete and precast	975,203	942,901	920,875
Sale of Quicklime
Sale of construction supplies
Sale of other
Total sales of goods	975,203	942,901	920,875
Goods	975,203	942,901	920,875
Sales of goods	975,203	942,901	920,875
Concrete [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of cement, concrete and precast	136,506	110,202	152,609
Sale of Quicklime
Sale of construction supplies
Sale of other
Total sales of goods	136,506	110,202	152,609
Goods	136,506	110,202	152,609
Sales of goods	136,506	110,202	152,609
Precast [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of cement, concrete and precast	22,414	17,466	26,437
Sale of Quicklime
Sale of construction supplies
Sale of other
Total sales of goods	22,414	17,466	26,437
Goods	22,414	17,466	26,437
Sales of goods	22,414	17,466	26,437
Quicklime [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of cement, concrete and precast
Sale of Quicklime	57,564	80,707	75,090
Sale of construction supplies
Sale of other
Total sales of goods	57,564	80,707	75,090
Goods	57,564	80,707	75,090
Sales of goods	57,564	80,707	75,090
Construction Supplies [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of cement, concrete and precast
Sale of Quicklime
Sale of construction supplies	68,872	66,442	59,888
Sale of other
Total sales of goods	68,872	66,442	59,888
Goods	68,872	66,442	59,888
Sales of goods	68,872	66,442	59,888
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of cement, concrete and precast
Sale of Quicklime
Sale of construction supplies
Sale of other	1,692	1,842	1,765
Total sales of goods	1,692	1,842	1,765
Goods	1,692	1,842	1,765
Sales of goods	S/ 1,692	S/ 1,842	S/ 1,765